Corporate Income Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Components of income tax provision
(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2024 (1)	2023 (1)
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$138	$736
Provincial	275	626
Adjustments related to prior periods	(40)	715
Foreign	1,219	1,053
Adjustments related to prior periods	2	(6)
	1,594	3,124
Deferred income taxes:
Domestic:
Federal	388	(604)
Provincial	181	(274)
Foreign	(131)	(25)
	438	(903)
Total provision for income taxes in the Consolidated Statement of Income	$2,032	$2,221
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$1,019	$(168)
Deferred income taxes	41	(331)
	1,060	(499)
Reported in:
Other Comprehensive Income	1,156	(420)
Retained earnings	(96)	(79)
Other reserves	–	–
Total provision for income taxes in the Consolidated Statement of Changes in Equity	1,060	(499)
Total provision for income taxes	$3,092	$1,722
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$438	$(833)
Deferred tax expense (benefit) of tax rate changes	–	(70)
	$438	$(903)

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.

Reconciliation to Statutory Tax Rate
(b)	Reconciliation to statutory rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2024 (1)		2023 (1)
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$2,755	27.8%	$2,682	27.7%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(746)	(7.5)	(692)	(7.1)
Tax-exempt income from securities	(28)	(0.3)	(341)	(3.5)
Other, net (2)	51	0.5	572	5.9
Total income taxes and effective tax rate	$2,032	20.5%	$2,221	23.0%

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(2)	Fiscal 2023 i ncludes $579 tax expense for the CRD and $48 tax benefit from the non-taxable gain related to the divestiture of the equity interest in CTFS.

Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended (1)		As at (1)
October 31 ($ millions)	2024	2023	2024	2023
Deferred tax assets:
Loss carryforwards	$29	$(201)	$930	$1,281
Allowance for credit losses	54	(172)	1,076	1,155
Deferred compensation	(100)	(77)	317	274
Deferred income	(137)	(100)	255	138
Property and equipment	(10)	(19)	262	339
Pension and other post-retirement benefits	(48)	(48)	387	321
Securities	(17)	(15)	260	386
Lease liabilities	28	(1)	891	936
Own credit risk	–	–	250	31
Other	(57)	(177)	673	542
Total deferred tax assets	$(258)	$(810)	$5,301	$5,403
Deferred tax liabilities:
Cash flow hedges	$–	$–	$57	$127
Deferred compensation	(24)	(19)	187	180
Deferred income	(20)	(23)	50	36
Property and equipment	(243)	174	684	569
Pension and other post-retirement benefits	1	1	82	120
Securities	(14)	(152)	354	385
Investment in subsidiaries and associates	52	43	29	67
Intangible assets	(344)	160	1,809	1,454
Other	(104)	(91)	504	370
Total deferred tax liabilities	$(696)	$93	$3,756	$3,308
Net deferred tax assets (liabilities) (2)	$438	$(903)	$1,545	$2,095

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(2)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,545 (2023 – $2,095) are represented by deferred tax assets of $2,942 (2023 – $3,541), and deferred tax liabilities of $1,397 (2023 – $1,446) on the Consolidated Statement of Financial Position.

Changes to Net Deferred Taxes
The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2024	2023
Balance at beginning of year	$2,095	$803
Deferred tax benefit (expense) for the year recorded in income	(438)	903
Deferred tax benefit (expense) for the year recorded in equity	(41)	331
Disposed in divestitures	–	–
Other	(71)	58
Balance at end of year	$1,545	$2,095